Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings	23 Borrowings

	Currency	Maturity dates	Interest rates	2025 £m	2024 £m
Eurobonds	Euro	2027 to 2045	1.3% to 5.4%	4,931	5,236
	UK sterling	2026 to 2055	2.3% to 6.0%	1,993	2,291
	Swiss franc	2026	1.4%	236	221
Bonds issued pursuant to rules under the U.S. Securities Act (as amended)	US dollar	2026 to 2055	1.7% to 8.1%	26,655	28,268
Bonds and notes				33,815	36,016

Bank loans				689	211
Bank overdrafts				37	138
Lease liabilities				529	585
				35,070	36,950
Perpetual hybrid bonds issued by the Group have been classified as equity (note 22(d)) and are therefore excluded from borrowings.
Current borrowings per the balance sheet include interest payable of £571 million at 31 December 2025 (2024: £565 million). Included within borrowings are £7,844 million (2024: £8,750 million) of borrowings subject to fair value hedges where their amortised cost has been decreased by £44 million (2024:
£215 million decrease).
The fair value of borrowings is estimated to be £33,717 million (2024: £34,596 million) of which £32,462 million (2024: £33,663 million) has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £1,255 million (2024: £933 million) has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.
Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2025 are nil (2024: nil). The majority of lease liabilities are secured against the associated assets.
Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2025 £m	2024 £m	2025 £m	2024 £m
Within one year	3,362	4,312	4,246	5,276
Between one and two years	2,973	2,644	4,444	4,084
Between two and three years	3,813	3,012	5,103	4,522
Between three and four years	1,695	3,435	2,879	4,695
Between four and five years	2,647	1,725	3,749	2,899
Beyond five years	20,580	21,822	30,225	32,232
	35,070	36,950	50,646	53,708
The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.
Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m
31 December 2025
Total borrowings	28,201	3,134	—	3,460	275	35,070
Effect of derivative financial instruments
– cross-currency swaps	909	(427)	—	(563)	—	(81)
– forward foreign currency contracts	(564)	(562)	—	764	360	(2)
	28,546	2,145	—	3,661	635	34,987
31 December 2024
Total borrowings	28,830	3,754	302	3,800	264	36,950
Effect of derivative financial instruments
– cross-currency swaps	609	(148)	—	(533)	—	(72)
– forward foreign currency contracts	68	(901)	—	435	395	(3)
	29,507	2,705	302	3,702	659	36,875
The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m
31 December 2025
Total borrowings	3,362	2,973	3,813	1,695	2,647	20,580	35,070
Effect of derivative financial instruments
– interest rate swaps	7,108	(1,690)	—	—	(830)	(4,588)	—
– cross-currency swaps	448	(102)	—	(427)	—	—	(81)
	10,918	1,181	3,813	1,268	1,817	15,992	34,989
31 December 2024
Total borrowings	4,312	2,644	3,012	3,435	1,725	21,822	36,950
Effect of derivative financial instruments
– interest rate swaps	6,494	—	(1,815)	—	—	(4,679)	—
– cross-currency swaps	459	—	(72)	—	(459)	—	(72)
	11,265	2,644	1,125	3,435	1,266	17,143	36,878
Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2025 £m	2024 £m	2025 £m	2024 £m
Within one year	153	141	189	171
Between one and two years	113	133	135	165
Between two and three years	66	87	82	103
Between three and four years	48	49	60	61
Between four and five years	34	38	44	47
Beyond five years	115	137	168	176
	529	585	678	723
For more information on leasing arrangements, refer to note 13.
As at 31 December 2025, the Group’s undrawn committed borrowing facilities (note 26) amount to £7,695 million (2024: £7,748 million) with
£5,195 million maturing within one year (2024: £5,056 million maturing within one year), nil maturing between one and two years (2024: £154 million maturing between one and two years), nil maturing between two and three years (2024: £2,538 million maturing between two and three years), nil maturing between three and four years (2024: nil maturing between three and four years) and £2,500 million maturing between four and five years (2024: nil maturing between four and five years).
The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the Group Cash Flow
Statement:

							2025 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		36,365	(218)	(1,799)	193	—	34,541
Lease liabilities		585	(177)	(11)	132	—	529
Derivatives in respect of net debt	19	113	(313)	535	(347)	—	(12)
Cash and cash equivalents	21	(5,297)	1,130	138	(6)	208	(3,827)
Current investments held at fair value	18	(513)	494	16	(13)	—	(16)
		31,253	916	(1,121)	(41)	208	31,215

							2024 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		39,232	(2,387)	231	(711)	—	36,365
Lease liabilities		498	(165)	(27)	279	—	585
Derivatives in respect of net debt	19	170	(133)	106	(30)	—	113
Cash and cash equivalents	21	(4,659)	(907)	323	(54)	—	(5,297)
Current investments held at fair value	18	(601)	99	41	(52)	—	(513)
		34,640	(3,493)	674	(568)	—	31,253
Note:
*Borrowings as at 31 December 2025 include £591 million (2024: £670 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
In the table above, movements in accrued interest relate to the net movement year-on-year and cash flows related to interest payments are not included.
Fair value, accrued interest and other movements in lease liabilities in 2025 mainly comprise additions of £132 million (2024: £279 million) (net of reassessments, modifications and terminations), see note 13(a). In 2024, included in the £279 million were new lease liabilities of £12 million, mainly arising from sale and leaseback transactions. The movement of £13 million (2024: £52 million) in current investments held at fair value represents the fair value gains for these investments.

	2025 £m	2024 £m
Cash flows per net debt statement	916	(3,493)
Non-financing cash flows included in net debt	(1,524)	773
Interest paid	(1,631)	(1,703)
Interest element of lease liabilities	(40)	(37)
Remaining cash flows relating to derivative financial instruments	(67)	5
Purchases of own shares held in employee share ownership trusts	(61)	(94)
Purchase of own shares	(1,112)	(698)
Proceeds from issue of perpetual hybrid bonds	1,050	—
Redemption of perpetual hybrid bonds, net of costs	(883)	—
Coupon paid on perpetual hybrid bonds	(54)	(56)
Dividends paid to owners of the parent	(5,238)	(5,213)
Capital injection from and purchase of non-controlling interests	(19)	—
Dividends paid to non-controlling interests	(100)	(121)
Other	1	5
Net cash used in financing activities per cash flow statement	(8,762)	(10,632)